Leases	12 Months Ended
Mar. 31, 2026
Lease [Abstract]
Leases	LEASES
Right-of-use assets
The following right-of-use assets relate to right-of-use real estate:

As at	March 31,
	2026	2025
	$	$
Beginning balance	4,277	5,606
Additions	802	965
Additions from business acquisition (note 4)	—	54
Depreciation	(1,860)	(2,510)
Remeasurement	(579)	—
Exchange rate effect	(56)	162
Net carrying amount	2,584	4,277

Lease liabilities

As at	March 31,
	2026	2025
	$	$
Beginning balance	8,995	11,520
Additions	802	965
Additions from business acquisition (note 4)	—	140
Lease payments	(4,153)	(4,431)
Lease interest	338	466
Remeasurement	(101)	150
Exchange rate effect	(60)	185
Ending balance	5,821	8,995
Current portion	1,586	3,546
	4,235	5,449

Contractual lease payments under the lease liabilities as at March 31, 2026 are as follows:

As at	March 31, 2026
$
Less than one year	1,812
One to two years	1,572
Two to five years	2,904
More than five years	74
Total undiscounted lease payments at period end	6,362

Total cash outflows for leases, including non-lease components, for the years ended March 31, 2026 and 2025 were $5,732,000 and $6,915,000, respectively.